Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Registrant Name	Crescent Biopharma, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001253689
Amendment Flag	false